Investments	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments
Investments
We have made strategic investments in certain companies that are accounted for using the equity or cost method of accounting. The method of accounting for an investment depends on the level of influence. We monitor changes in circumstances that may require a reassessment of the level of influence. We periodically review the carrying value of these investments for impairment, considering factors such as the most recent stock transactions and book values from the recent financial statements. The fair value of cost and equity-method investments is estimated when there are identified events or changes in circumstances that may have an impact on the fair value of the investment. A summary of these equity method investments, which are included in other long-term assets in the consolidated balance sheets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2014	2013	2014	2013	2012
PreAnalytiX GmbH	50.00%	$18,954	$20,839	$3,557	$2,044	$1,972
QBM Cell Science	19.50%	398	400	(2)	(6)	11
QIAGEN Finance	100.00%	414	267	147	93	122
Pyrobett	19.00%	2,711	3,250	(539)	(265)	(234)
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	30.00%	216	531	(409)	(112)	—
Dx Assays Pte Ltd	33.30%	—	—	710	—	—
Scandinavian Gene Synthesis AB	40.00%	—	—	—	—	(23)
		$22,693	$25,287	$3,464	$1,754	$1,848

We have a 50% interest in a joint venture company, PreAnalytiX GmbH, for which each of the joint venture partners participates 50/50 in all decision making activities and therefore we are not the primary beneficiary. Thus, the investment is accounted for under the equity method. PreAnalytiX was formed to develop, manufacture and market integrated systems for the collection, stabilization and purification of nucleic acids for molecular diagnostic testing. At present, our maximum exposure to loss as a result of our involvement with PreAnalytiX is limited to our share of losses from the equity method investment itself.
We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) which was established for the purpose of issuing convertible debt in 2004. In August 2004, we issued $150.0 million of 1.5% Senior Convertible Notes (2004 Notes) due in 2024 through QIAGEN Finance. The proceeds of the 2004 Notes were loaned to subsidiaries within the consolidated QIAGEN N.V. group. QIAGEN N.V. has guaranteed the 2004 Notes, and has agreements with QIAGEN Finance to issue common shares to the investors in the event of conversion of the 2004 Notes. QIAGEN Finance is a variable interest entity. We do not hold any variable interests in QIAGEN Finance, and we are not the primary beneficiary, therefore QIAGEN Finance is not consolidated. Accordingly, the 2004 convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance. QIAGEN N.V. accounts for its investments in QIAGEN Finance as an equity investment and accordingly records 100% of the profit or loss of QIAGEN Finance in the gain or loss from equity method investees. At present, our maximum exposure to loss as a result of our involvement with QIAGEN Finance is limited to our share of losses from the equity method investment. In January 2015, we repaid the $130.5 million loan to QIAGEN Finance and repurchased the warrant agreement with QIAGEN Finance.
At December 31, 2014 and 2013, we had a total of cost-method investments in non-publicly traded companies with carrying amounts of $18.6 million and $15.4 million, respectively, which are included in other long-term assets in the consolidated balance sheets. The fair-value of these cost-method investments are not estimated unless there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. During the years ended December 31, 2014, and 2013, we made new cost-method investments totaling $9.4 million, and $3.3 million, respectively. In 2014, we recorded total impairments to a cost method investment of $6.0 million, of which $4.8 million was recorded in other income (expense), net and $1.2 million was recorded in research and development expense. As of December 31, 2013 and 2012 we recorded impairments of cost method investments of $3.4 million and $3.4 million, respectively, in other income (expense), net.